Leases (Details 2) - Operating Leases Farmlands [Member] - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 7,322	$ 9,655	$ 16,952
No later than 1 year [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	3,520	3,438	4,643
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 3,802	$ 6,217	$ 12,309